UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      March 31, 2007
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total:	$250,881,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG EDWARDS INC.                COM              281760108      659     9525 SH       SOLE                     9400               125
ALBEMARLE CORP.                COM              012653101     3275    79230 SH       SOLE                    75800              3430
ALLEGHENY TECHNOLOGIES         COM              01741R102     3952    37045 SH       SOLE                    34300              2745
ALLIANCE DATA SYSTEMS          COM              018581108     3423    55550 SH       SOLE                    53900              1650
ALLSCRIPTS HEALTHCARE          COM              01988P108     3101   115675 SH       SOLE                   105800              9875
ALLSTATE CORP                  COM              020002101     2058    34265 SH       SOLE                    31800              2465
AMERICAN EXPRESS CO            COM              025816109     3161    56040 SH       SOLE                    54400              1640
ANIXTER INTL. INC              COM              035290105     4064    61635 SH       SOLE                    58700              2935
ARMOR HOLDINGS INC             COM              042260109     2111    31350 SH       SOLE                    30000              1350
ASSURANT INC                   COM              04621X108     3580    66760 SH       SOLE                    62600              4160
AT&T CORP COM                  COM              00206R102     5668   143737 SH       SOLE                   132800             10937
BANK OF AMERICA CORP.          COM              060505104     4697    92065 SH       SOLE                    84800              7265
BANK UNITED FINANCIAL CORP     COM              06652B103      271    12800 SH       SOLE                    11300              1500
BEAR STEARNS COS. INC.         COM              073902108     2650    17625 SH       SOLE                    16150              1475
BOEING CO.                     COM              097023105     3342    37590 SH       SOLE                    34200              3390
CENTERPOINT ENERGY             COM              15189t107     3820   212950 SH       SOLE                   205300              7650
CHEVRON CORP.                  COM              166764100     2478    33506 SH       SOLE                    30000              3506
CHICAGO MERCANTILE HLD         COM              167760107     3402     6390 SH       SOLE                     6000               390
CISCO SYS INC                  COM              17275R102     4104   160745 SH       SOLE                   147900             12845
COACH INC                      COM              189754104     4849    96880 SH       SOLE                    90960              5920
COGNIZANT TECHNOLOGY           COM              192446102      643     7280 SH       SOLE                     6000              1280
COMMSCOPE INC.                 COM              203372107     3405    79380 SH       SOLE                    78900               480
CONOCO PHILLIPS                COM              20825c104      217     3170 SH       SOLE                                       3170
CONSTELLATION ENERGY           COM              210371100     2439    28050 SH       SOLE                    27550               500
COVANCE INC                    COM              222816100     3125    52660 SH       SOLE                    47430              5230
DARDEN RESTAURANTS, INC.       COM              237194105      467    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2181    40900 SH       SOLE                    40900
ENBRIDGE ENERGY PARTNER        COM              29250R106      201     3600 SH       SOLE                                       3600
ESTEE LAUDER                   COM              518439104     4192    85810 SH       SOLE                    83200              2610
EXXON MOBIL CORP               COM              30231G102     3748    49678 SH       SOLE                    45200              4478
GENENTECH INC                  COM              368710406     3347    40760 SH       SOLE                    39600              1160
GOLDMAN SACHS GROUP            COM              38141G104     4013    19420 SH       SOLE                    17700              1720
HARRIS CORP                    COM              413875105     4040    79300 SH       SOLE                    79300
HARTFORD FINL SVCS             COM              416515104     2336    24440 SH       SOLE                    21800              2640
HERCULES INC                   COM              427056106      533    27300 SH       SOLE                    27300
HESS CORP                      COM              42809H107     4113    74145 SH       SOLE                    72000              2145
HEWLETT PACKARD CO             COM              428236103     4263   106195 SH       SOLE                   100700              5495
HILTON HOTELS CORP             COM              432848109      779    21665 SH       SOLE                    18300              3365
INTEGRATED DEVICE TECH INC.    COM              458118106      332    21500 SH       SOLE                    21500
INTERSIL CORP                  COM              46069S109      448    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     4147    68815 SH       SOLE                    63400              5415
JP MORGAN & CO.                COM              616880100     5143   106310 SH       SOLE                    98700              7610
LEHMAN BROS. HLDG.             COM              524908100     3745    53450 SH       SOLE                    51900              1550
LONGS DRUG STORES CORP.        COM              543162101     1150    22265 SH       SOLE                    21700               565
MANPOWER INC                   COM              56418h100     3871    52480 SH       SOLE                    52100               380
MARATHON OIL                   COM              902905827     4229    42790 SH       SOLE                    40500              2290
MARRIOTT INTL INC              COM              571903202     3394    69330 SH       SOLE                    68100              1230
MARSHALL & ILSLEY CORP         COM              571834100      496    10700 SH       SOLE                    10700
MCDONALDS CORP                 COM              580135101     3092    68645 SH       SOLE                    62400              6245
MICROSOFT CORP                 COM              594918104     3725   133668 SH       SOLE                   122500             11168
MORGAN STANLEY COM             COM              617446448     3650    46340 SH       SOLE                    43500              2840
NIKE INC                       COM              654106103      691     6500 SH       SOLE                     5700               800
NORDSTROM INC                  COM              655664100     3696    69810 SH       SOLE                    66600              3210
NUCOR CORP                     COM              670346105     1023    15700 SH       SOLE                    15200               500
NVIDIA CORP                    COM              67066G104     3949   137230 SH       SOLE                   131400              5830
OCCIDENTAL PETE CORP           COM              674599105     2097    42530 SH       SOLE                    39800              2730
OFFICEMAX INC                  COM              67622p101     2226    42200 SH       SOLE                    42200
ON SEMICONDUCTOR CORP.         COM              682189105     3050   341930 SH       SOLE                   328100             13830
ORACLE CORP                    COM              68389X105     3280   180930 SH       SOLE                   168900             12030
PARKER HANNIFIN CORP           COM              701094104     1569    18175 SH       SOLE                    18000               175
PENNEY J C INC                 COM              708160106     4271    51980 SH       SOLE                    47100              4880
PEPSICO INC                    COM              713448108     4715    74180 SH       SOLE                    68700              5480
PHILADELPHIA CONS HLDG         COM              717528103     2948    67020 SH       SOLE                    64100              2920
PHILLIPS VAN HUESEN            COM              718592108     4248    72240 SH       SOLE                    68700              3540
PRECISION CASTPARTS CORP.      COM              740189105     4527    43505 SH       SOLE                    41000              2505
PROCTOR & GAMBLE               COM              742718109     4458    70590 SH       SOLE                    65500              5090
PRUDENTIAL FINANCIAL           COM              744320102     2612    28935 SH       SOLE                    28100               835
QUEST DIAGNOSTICS INC          COM              74834L100     2018    40460 SH       SOLE                    40000               460
REGAL BELOIT                   COM              758750103     3314    71450 SH       SOLE                    69600              1850
RYDER SYS INC                  COM              783549108      434     8800 SH       SOLE                     8800
SAFECO CORP.                   COM              786429100     3953    59510 SH       SOLE                    55600              3910
SEI INVESTMENTS CO.            COM              784117103     3757    62370 SH       SOLE                    61500               870
SEMPRA ENERGY                  COM              816851109     2547    41740 SH       SOLE                    40100              1640
SHERWIN-WILLIAMS               COM              824348106     2212    33500 SH       SOLE                    33500
SMITH INTL INC                 COM              832110100     5075   105620 SH       SOLE                   101400              4220
SPX CORP                       COM              784635104      519     7400 SH       SOLE                     7400
TARGET CORP.                   COM              239753106     4322    72925 SH       SOLE                    67400              5525
TEVA PHARMACEUTICAL            COM              881624209     4200   112200 SH       SOLE                   104200              8000
TEXTRON INC                    COM              883203101     4336    48285 SH       SOLE                    44530              3755
THERMO FISHER SCIENTIFIC       COM              883556102     2230    47700 SH       SOLE                    47700
UNITED TECHNOLOGIES CP         COM              913017109     3662    56335 SH       SOLE                    52900              3435
UNITEDHEALTH GROUP             COM              91324P102     3779    71347 SH       SOLE                    64916              6431
VERIZON COMMUNICATIONS         COM              92343V104     2941    77568 SH       SOLE                    72900              4668
WATSON WYATT WORLDWIDE         COM              942712100     2173    44675 SH       SOLE                    42900              1775
WELLCARE HEALTH PLANS          COM              94946T106     3651    42830 SH       SOLE                    41300              1530
ENERGY TRANSFER PARTNERS                        29273R109      268     4600 SH       SOLE                                       4600